Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 3,806	€ 3,495
Property, plant and equipment	49,743	45,069
Investment in associate	14,167	15,538
Deposits	1,268	1,463
Total non-current assets	68,984	65,565
Current assets
Receivable from associate	588	804
Other receivables	5,332	3,136
Prepayments	13,033	7,648
Income taxes receivable	1,107	1,473
Marketable securities	230,958
Cash and cash equivalents	240,605	598,106
Total current assets	491,623	611,167
Total assets	560,607	676,732
Equity
Share capital	6,491	6,443
Distributable equity	470,653	590,671
Total equity	477,144	597,114
Non-current liabilities
Lease liabilities	29,092	30,720
Other payables		908
Total non-current liabilities	29,092	31,628
Current liabilities
Lease liabilities	6,389	5,899
Contract liabilities		858
Trade payables	31,575	27,765
Other payables	16,221	13,349
Income taxes payable	186	119
Total current liabilities	54,371	47,990
Total liabilities	83,463	79,618
Total equity and liabilities	€ 560,607	€ 676,732